Business combinations and investments - Variable interest entity's assets and liabilities (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 136,065	$ 86,839
Property and equipment, net	8,960	6,879
Intangible assets, net	257,848	191,650
Operating lease assets	17,669	14,961
Total assets	646,636	494,466
Other current liabilities	3,964	3,926
Deferred income tax	48,410	3,362
Other long-term liabilities	24,171	21,728
Total liabilities	$ 427,272	350,306
Bio Ventus LLC
Variable Interest Entity [Line Items]
Cash and cash equivalents		86,839	$ 64,520
Property and equipment, net		6,879	4,489
Intangible assets, net		191,650	216,510
Operating lease assets		14,961	15,267
Total assets		494,466	472,407
Other current liabilities		3,926	4,201
Deferred income tax		3,362	3,874
Other long-term liabilities		21,728	20,681
Total liabilities		350,306	326,790
Variable Interest Entity, Primary Beneficiary | Harbor Medtech Inc
Variable Interest Entity [Line Items]
Cash and cash equivalents		803
Property and equipment, net		173
Intangible assets, net		5,635
Operating lease assets		178
Other assets		74
Total assets		6,863
Accounts payable and accrued liabilities		366
Other current liabilities		2,004
Other long-term liabilities		659
Total liabilities		3,029
Variable Interest Entity, Primary Beneficiary | Harbor Medtech Inc | Bio Ventus LLC
Variable Interest Entity [Line Items]
Cash and cash equivalents		803	1,127
Property and equipment, net		173	60
Intangible assets, net		5,635	6,122
Operating lease assets		178	231
Other assets		74	59
Total assets		6,863	7,599
Accounts payable and accrued liabilities		366	458
Other current liabilities		2,004	2,395
Deferred income tax		0	215
Other long-term liabilities		659	872
Total liabilities		$ 3,029	$ 3,940